Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Summary of details of subsidiaries

			Proportion of
			ownership
			interest and
			voting rights held
Name of subsidiary	Principal activity	Registered office	2020	2019
Vertical Advanced Engineering Ltd	Sale of engineering consultancy services	140-142 Kensington Church Street, London, W8 4BN UK	100%	100%

Summary of estimated useful lives of property, plant and equipment

Asset class	Depreciation method and rate
Leasehold property	Straight line over term of lease
Computer equipment	3 years straight line
Leasehold improvements	5 – 9 years straight line

Summary of estimated useful lives of Intangible assets

Asset class	Amortization method and rate
IT software	3 years straight line